Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment
Schedule of Property, plant and equipment

In € thousand	June 30, 2022	December 31, 2021
Right of use assets – buildings, net	11,519	10,910
Technical machinery, net	10,083	9,069
Office and other equipment	4,178	4,380
Furniture and fixtures, net	3,672	3,555
Technical machinery under construction	1,014	884
Other, net	1,594	1,812
Property, Plant and Equipment, net	32,060	30,610